UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity: 333-271899-05

Central Index Key Number of Issuing Entity: 0002036955

BRIDGECREST LENDING AUTO SECURITIZATION TRUST 2024-4

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor: 333-271899

Central Index Key Number of Depositor: 0001974820

BRIDGECREST AUTO FUNDING LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001493927

BRIDGECREST ACCEPTANCE CORPORATION

(Exact Name of Sponsor as Specified in its Charter)

Clay Scheitzach, Esq. — General Counsel, Bridgecrest Acceptance Corporation, (888) 418-1212

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File (Schedule AL for a $800,000,113.00 pool of receivables)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

BRIDGECREST AUTO FUNDING LLC
(Depositor)

Date: October 10, 2024	By:	/s/ Daniel Gaudreau
	Name:	Daniel Gaudreau
	Title:	President